Receivables, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables, net
Trade receivables	$ 7,715	$ 8,360
Other receivables	701	802
Allowance	(279)
Total billed receivables, net	8,137	8,845
Unbilled receivables, net:
Costs and estimated profits in excess of billings	4,087	4,552
Advance payments consumed	(1,146)	(1,251)
Total unbilled receivables, net	2,941	3,301
Total receivables, net	11,078	12,146
Contractual retention amounts billed to customers	489	552
Percent of outstanding contractual retention amounts billed to customers expected to be collected in the year following the balance sheet date	65.00%
Percent of outstanding contractual retention amounts billed to customers expected to be collected the second year following the balance sheet date	29.00%
Allowance for Doubtful Accounts Receivable
Balance at January 1	317
Balance at December 31	279
Allowance for doubtful accounts
Receivables, net
Allowance	(279)	(317)	(271)
Allowance for Doubtful Accounts Receivable
Balance at January 1	317	271	227
Additions	103	147	155
Deductions	(118)	(92)	(113)
Exchange rate differences	(23)	(9)	2
Balance at December 31	$ 279	$ 317	$ 271